SCHEDULE OF INCOME BEFORE INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Total (loss) before income taxes	$ (9,919,538)	$ (18,402,524)	$ (3,868,741)
PRC [Member]
Operating Loss Carryforwards [Line Items]
Total (loss) before income taxes	(8,287,495)	(15,810,350)	(2,342,102)
HONG KONG
Operating Loss Carryforwards [Line Items]
Total (loss) before income taxes	(876,289)	(12,072)	(38,574)
BVI [Member]
Operating Loss Carryforwards [Line Items]
Total (loss) before income taxes	$ (755,754)	$ (2,580,102)	$ (1,488,065)